Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Changes in warranty liabilities
Standard Warranty Liability

($ in millions)
	2013	2012
Balance at January 1	$394	$407
Current period accruals	346	394
Accrual adjustments to reflect experience	22	(15)
Changes incurred	(387)	(392)
Balance at December 31	$376	$394

Extended Warranty Liability (Deferred Income)

($ in millions)
	2013	2012
Balance at January 1	$606	$636
Revenue deferred for new extended warranty contracts	305	268
Amortization of deferred revenue	(324)	(301)
Other*	(8)	4
Balance at December 31	$579	$606
Current portion	$284	$289
Noncurrent portion	295	317
Balance at December 31	$579	$606

* Other consists primarily of foreign currency translation adjustments.